Shareholders' equity - Share Based Payments - Additional Information (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($) day	Jun. 30, 2024 USD ($) day
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $	$ 2,908	$ 2,983
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of trading days | day	5	5
PSU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%	0.00%
PSU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	150.00%	150.00%
PSU | Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%	50.00%
PSU | Market Based Performance Targets | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
PSU | Non-Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%	50.00%